                 AIM INCOME FUND - CLASS A, B, C, R AND INVESTOR

                       Supplement dated September 22, 2006
                    to the Prospectus dated October 25, 2005
                as supplemented December 8, 2005, March 31, 2006,
            April 21, 2006, May 1, 2006, May 8, 2006 and July 5, 2006

The following replaces the fourth sentence appearing in the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

"The fund may also invest a significant portion of its assets in derivative instruments such as options, futures including currency futures, and U.S. and non U.S. government and interest rate futures, forward currency contracts, and swap agreements (including interest rate, currency, total return and credit default swaps). The fund may engage in these transactions for hedging or non-hedging purposes."

The following is added after the fourth paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the prospectus:

"The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund. The use of derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund."

Effective December 29, 2006, shareholders of AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective December 29, 2006, AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund are added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - REDEMPTION FEE" in the prospectus.

                          INSTITUTIONAL CLASS SHARES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                       Supplement dated September 22, 2006
                    to the Prospectus dated October 25, 2005
                as supplemented December 8, 2005, March 31, 2006,
                         April 21, 2006 and May 1, 2006

The following replaces the fourth sentence appearing in the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM INCOME FUND (INCOME)" on page 1 of the prospectus:

"The fund may also invest a significant portion of its assets in derivative instruments such as options, futures including currency futures, and U.S. and non U.S. government and interest rate futures, forward currency contracts, and swap agreements (including interest rate, currency, total return and credit default swaps). The fund may engage in these transactions for hedging or non-hedging purposes."

The following is added after the last paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUNDS - INCOME" on page 4 of the prospectus:

"The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund. The use of derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund."

Effective December 29, 2006, shareholders of AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective December 29, 2006, AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund are added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - REDEMPTION FEE" in the prospectus.

                         AIM INVESTMENT SECURITIES FUNDS

                                RETAIL CLASSES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                         Supplement dated September 22,
                 2006 to the Statement of Additional Information
                             dated October 25, 2005,
                  as supplemented October 25, 2005, February 3,
                  2006, February 24, 2006, March 31, 2006, May
                    1, 2006, June 30, 2006 and August 1, 2006

The following replaces in its entirety the second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - FOREIGN INVESTMENTS - FOREIGN EXCHANGE TRANSACTIONS":

"Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. AIM Income Fund may also engage in foreign exchange transactions using futures or forward contracts for non-hedging purposes to enhance returns. A Fund may commit the same percentage of its assets to foreign exchange transactions as it can invest in foreign securities."

The following is added after the second sentence of the second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - SHORT SALES":

"Open short positions established by AIM Income Fund using futures or forward currency contracts are not deemed to constitute selling securities short."

The following replaces in its entirety the first sentence of the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - DERIVATIVES":

"AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest in forward currency contracts (except for AIM Intermediate Government Fund and AIM Short Term Bond Fund), futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. AIM Income Fund may also invest in futures and forward currency contracts for non-hedging purposes to enhance returns."

The following replaces in its entirety the second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS":

"The Funds, other than AIM Income Fund, will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices. AIM Income Fund may enter into Futures Contracts for both hedging and non-hedging purposes."

The following is added after the eight paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS":

"The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that act with respect to the Funds."

The first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - LIMITATIONS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND ON CERTAIN OPTIONS ON CURRENCIES" is deleted in its entirety.

The following replaces in its entirety the first sentence of the second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FORWARD CURRENCY CONTRACTS":

"Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates ("hedging"). AIM Income Fund may also engage in forward currency transactions for non-hedging purposes to enhance returns."

The following replaces in its entirety the first and second paragraphs under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES":

"(1) Successful use of hedging and non-hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular strategy will succeed.

(2) In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded."

The following is added after the sixth paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES":

"(7) Non-hedging transactions present greater profit potential but also involve increased risk relative to hedging transactions. For example, a Fund may purchase a given foreign currency through a futures contract if, in the judgment of AIM, the value of such currency is expected to rise relative to another currency. Conversely, the Fund may sell the currency through a forward contract if AIM believes that its value will decline relative to another currency."

The following replaces in its entirety the information relating to Philip A. Taylor under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

                              TRUSTEE
 "NAME, YEAR OF BIRTH AND      AND/OR                                                    OTHER
 POSITION(S) HELD WITH THE    OFFICER        PRINCIPAL OCCUPATION(S) DURING         TRUSTEESHIP(S)
          TRUST                SINCE                 PAST 5 YEARS                  HELD BY TRUSTEE
---------------------------   -------   ----------------------------------------   ---------------
INTERESTED PERSONS
Philip A. Taylor* - 1954       2006     Director, Chief Executive Officer          None"
Trustee, President and                  and President, A I M Management Group
Principal Executive Officer             Inc., AIM Mutual Fund Dealer Inc., AIM
                                        Funds Management Inc. and 1371 Preferred
                                        Inc.; Director and President, A I M
                                        Advisors, Inc., INVESCO Funds Group,
                                        Inc. and AIM GP Canada Inc.; Director, A
                                        I M Capital Management, Inc. and A I M
                                        Distributors, Inc.; Director and
                                        Chairman, AIM Investment Services, Inc.,
                                        Fund Management Company and INVESCO
                                        Distributors, Inc.; Director, President
                                        and Chairman, AVZ Callco Inc., AMVESCAP
                                        Inc. and AIM Canada Holdings Inc.;
                                        Director and Chief Executive Officer,
                                        AIM Trimark Global Fund Inc. and AIM
                                        Trimark Canada Fund Inc.; Trustee,
                                        President and Principal Executive
                                        Officer, The AIM Family of Funds(R)
                                        (other than AIM Treasurer's Series
                                        Trust, Short-Term Investments Trust and
                                        Tax-Free Investments Trust); and Trustee
                                        and Executive Vice President, The AIM
                                        Family of Funds(R) (AIM Treasurer's
                                        Series Trust, Short-Term Investments
                                        Trust and Tax-Free Investments Trust
                                        only)
                                        Formerly: President and Principal
                                        Executive Officer, The AIM Family of
                                        Funds(R) (AIM Treasurer's Series Trust,
                                        Short-Term Investments Trust and
                                        Tax-Free Investments Trust only);
                                        Chairman, AIM Canada Holdings, Inc.;
                                        Executive Vice President and Chief
                                        Operations Officer, AIM Funds Management
                                        Inc.; President, AIM Trimark Global Fund
                                        Inc. and AIM Trimark Canada Fund Inc.;
                                        and Director, Trimark Trust

Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.

---------
* Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                         AIM INVESTMENT SECURITIES FUNDS

                            INSTITUTIONAL CLASSES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                      Supplement dated September 22, 2006
                              to the Statement of
                 Additional Information dated October 25, 2005,
         as supplemented March 31, 2006, May 1, 2006 and August 1, 2006

The following replaces in its entirety the second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - FOREIGN INVESTMENTS - FOREIGN EXCHANGE TRANSACTIONS":

"Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. AIM Income Fund may also engage in foreign exchange transactions using futures or forward contracts for non-hedging purposes to enhance returns. A Fund may commit the same percentage of its assets to foreign exchange transactions as it can invest in foreign securities."

The following is added after the second sentence of the second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - SHORT SALES":

"Open short positions established by AIM Income Fund using futures or forward currency contracts are not deemed to constitute selling securities short."

The following replaces in its entirety the first sentence of the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - DERIVATIVES":

"AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest in forward currency contracts (except for AIM Intermediate Government Fund and AIM Short Term Bond Fund), futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. AIM Income Fund may also invest in futures and forward currency contracts for non-hedging purposes to enhance returns."

The following replaces in its entirety the second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS":

"The Funds, other than AIM Income Fund, will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices. AIM Income Fund may enter into Futures Contracts for both hedging and non-hedging purposes."

The following is added after the eight paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS":

"The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that act with respect to the Funds."

The first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - LIMITATIONS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND ON CERTAIN OPTIONS ON CURRENCIES" is deleted in its entirety.

The following replaces in its entirety the first sentence of the second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FORWARD CURRENCY CONTRACTS":

"Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates ("hedging"). AIM Income Fund may also engage in forward currency transactions for non-hedging purposes to enhance returns."

The following replaces in its entirety the first and second paragraphs under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES":

"(1) Successful use of hedging and non-hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular strategy will succeed.

(2) In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded."

The following is added after the sixth paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES":

"(7) Non-hedging transactions present greater profit potential but also involve increased risk relative to hedging transactions. For example, a Fund may purchase a given foreign currency through a futures contract if, in the judgment of AIM, the value of such currency is expected to rise relative to another currency. Conversely, the Fund may sell the currency through a forward contract if AIM believes that its value will decline relative to another currency."

The following replaces in its entirety the information relating to Philip A. Taylor under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

   "NAME, YEAR OF     TRUSTEE
      BIRTH AND        AND/OR                                                         OTHER
  POSITION(S) HELD    OFFICER                                                    TRUSTEESHIP(S)
   WITH THE TRUST      SINCE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-------------------   -------   ----------------------------------------------   ---------------
INTERESTED PERSONS
Philip A. Taylor* -     2006    Director, Chief Executive Officer and            None"
1954                            President, A I M Management Group Inc., AIM
Trustee, President              Mutual Fund Dealer Inc., AIM Funds Management
and Principal                   Inc. and 1371 Preferred Inc.; Director and
Executive Officer               President, A I M Advisors, Inc., INVESCO Funds
                                Group, Inc. and AIM GP Canada Inc.; Director,
                                A I M Capital Management, Inc. and A I M
                                Distributors, Inc.; Director and Chairman, AIM
                                Investment Services, Inc., Fund Management
                                Company and INVESCO Distributors, Inc.;
                                Director, President and Chairman, AVZ Callco
                                Inc., AMVESCAP Inc. and AIM Canada Holdings
                                Inc.; Director and Chief Executive Officer,
                                AIM Trimark Global Fund Inc. and AIM Trimark
                                Canada Fund Inc.; Trustee, President and
                                Principal Executive Officer, The AIM Family of
                                Funds(R) (other than AIM Treasurer's Series
                                Trust, Short-Term Investments Trust and
                                Tax-Free Investments Trust); and Trustee and
                                Executive Vice President, The AIM Family of
                                Funds(R) (AIM Treasurer's Series Trust,
                                Short-Term Investments Trust and Tax-Free
                                Investments Trust only)

                                Formerly: President and Principal Executive
                                Officer, The AIM Family of Funds(R) (AIM
                                Treasurer's Series Trust, Short-Term
                                Investments Trust and Tax-Free Investments
                                Trust only);  Chairman, AIM Canada Holdings,
                                Inc.; Executive Vice President and Chief
                                Operations Officer, AIM Funds Management Inc.;
                                President, AIM Trimark Global Fund Inc. and
                                AIM Trimark Canada Fund Inc.; and Director,
                                Trimark Trust

Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.

----------
* Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.